Leases - Schedule of Supplemental Balance Sheet Items Related to Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating lease right-of-use assets	$ 30,082	$ 32,945	$ 0
Current portion of lease liabilities	6,210	6,243	0
Long-term operating lease liabilities	25,104	26,792	0
Operating Lease, Liability, Total		33,035
Finance lease right-of-use-assets	606	630	0
Current portion of finance lease liabilities	297	304	0
Long-term finance lease liabilities	$ 317	334	$ 0
Finance Lease, Liability, Total		$ 638